HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                        SUPPLEMENT DATED OCTOBER 13, 2006
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF OCTOBER 16, 2006, CLASS A SHARES OF HIGHMARK SMALL CAP GROWTH FUND AND HIGHMARK SMALL CAP VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND REDEEMED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% REDEMPTION FEE. IN ADDITION, CLASS A SHARES OF HIGHMARK SMALL CAP GROWTH FUND AND HIGHMARK SMALL CAP VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND EXCHANGED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% EXCHANGE FEE. CLASS A SHARES OF EACH OF THE OTHER FUNDS OFFERED IN THE PROSPECTUS THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 WILL NOT BE SUBJECT TO A REDEMPTION OR AN EXCHANGE FEE. CLASS A SHARES OF ALL THE FUNDS OFFERED IN THE PROSPECTUS THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND REDEEMED WITHIN 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% REDEMPTION FEE. CLASS A SHARES OF ALL OF THE FUNDS OFFERED IN THE PROSPECTUS THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND EXCHANGED 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% EXCHANGE FEE. IN CONNECTION WITH THE AFOREMENTIONED CHANGES, EFFECTIVE AS OF OCTOBER 16, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) With respect to HighMark Balanced Fund, HighMark Core Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Value Momentum Fund, HighMark Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Short Term Bond Fund, HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund and HighMark Capital Growth Allocation Fund, the sentence "Applicable to Class A Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses tables on pages 4, 7, 10, 13, 22, 25, 28, 31, 34, 37, 40 and 43 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class A Shares purchased prior to October 16, 2006 and held 5 days or less."

(2) With respect to HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund, the sentence "Applicable to Class A Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses tables on pages 16 and 19 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class A Shares purchased prior to October 16, 2006 and held 5 days or less or purchased on or after October 16, 2006 and held 30 days or less."

(3) The sub-section entitled "Redemption Fees and Exchange Fees" on pages 52-53 under the section entitled "Frequent Purchases and Redemptions of Fund Shares" is deleted in its entirety and replaced with the following:

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for each of the Funds, each of the Funds impose a 2% redemption fee on the proceeds of Class A Shares that are purchased prior to October 16, 2006 and redeemed within 5 days of purchase. Each of the Funds also imposes an exchange fee on Class A Shares purchased prior to October 16, 2006 and exchanged 5 days or less after their purchase. Effective as of October 16, 2006, as noted in the "Shareholder Fees" tables for HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund, such Funds impose a 2% redemption fee on the proceeds of Class A Shares purchased on or after October 16, 2006 and redeemed 30 days or less after their purchase. HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund also impose an exchange fee on Class A Shares purchased on or after October 16, 2006 and exchanged 30 days or less after their purchase. Class A Shares of each of the Funds, other than HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund, purchased on or after October 16, 2006 will not be subject to a redemption or an exchange fee. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 5 days or 30 days, as applicable. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by the HighMark Asset Allocation Portfolios. The redemption or exchange fee is also not imposed on Shares of a Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o Shares redeemed due to death, disability or a qualified domestic relations order;

o Shares redeemed pursuant to systematic withdrawal programs;

o Shares purchased through reinvested distributions;

o Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o Shares redeemed or exchanged pursuant to an automatic, nondiscretionary rebalancing program; and

o Shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o Shares redeemed in payment of plan/account fees;

o Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o Shares redeemed for loans and hardship withdrawals;

o Shares redeemed due to forfeiture of assets; and

o Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                         SUPPLEMENT DATED OCTOBER 13, 2006
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF OCTOBER 16, 2006, FIDUCIARY SHARES OF HIGHMARK SMALL CAP GROWTH FUND AND HIGHMARK SMALL CAP VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND REDEEMED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% REDEMPTION FEE. IN ADDITION, FIDUCIARY SHARES OF HIGHMARK SMALL CAP GROWTH FUND AND HIGHMARK SMALL CAP VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND EXCHANGED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% EXCHANGE FEE. IN CONNECTION WITH THE AFOREMENTIONED CHANGES, EFFECTIVE AS OF OCTOBER 16, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) With respect to HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund, the sentence "Does not include any wire transfer fees, if applicable" in the footnotes to the Annual Fund Operating Expenses tables on pages 16 and 19 of the Prospectus is deleted in its entirety and replaced with "Applicable to Fiduciary Shares purchased on or after October 16, 2006 and held 30 days or less. Does not include any wire transfer fees, if applicable."

(2) The following language is inserted under the section entitled "Frequent Purchases and Redemptions of Fund Shares" immediately before the sub-section entitled "Right to Reject or Restrict Purchase and Exchange Orders" on page 39 of the Prospectus:

REDEMPTION FEES AND EXCHANGE FEES. Effective as of October 16, 2006, as noted in the "Shareholder Fees" tables for HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund, such Funds impose a 2% redemption fee on the proceeds of Fiduciary Shares purchased on or after October 16, 2006 and redeemed 30 days or less after their purchase. HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund also impose an exchange fee on Fiduciary Shares purchased on or after October 16, 2006 and exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund or HighMark Capital Growth Allocation Fund. The redemption or exchange fee is also not imposed on Shares of a Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o Shares redeemed due to death, disability or a qualified domestic relations order;

o Shares redeemed pursuant to systematic withdrawal programs;

o Shares purchased through reinvested distributions;

o Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o Shares redeemed or exchanged pursuant to an automatic, nondiscretionary rebalancing program; and

o Shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o Shares redeemed in payment of plan/account fees;

o Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o Shares redeemed for loans and hardship withdrawals;

o Shares redeemed due to forfeiture of assets; and

o Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although HighMark Small Cap Growth Fund and HighMark Small Cap Value Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND

                        SUPPLEMENT DATED OCTOBER 13, 2006
                 TO RETAIL SHARES PROSPECTUS DATED APRIL 3, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF OCTOBER 16, 2006, CLASS A SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND REDEEMED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% REDEMPTION FEE. CLASS A SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND EXCHANGED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% EXCHANGE FEE. CLASS A SHARES OF HIGHMARK ENHANCED GROWTH FUND PURCHASED ON OR AFTER OCTOBER 16, 2006 WILL NOT BE SUBJECT TO A REDEMPTION OR AN EXCHANGE FEE. CLASS A SHARES OF HIGHMARK COGNITIVE VALUE FUND AND HIGHMARK ENHANCED GROWTH FUND THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND REDEEMED WITHIN 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% REDEMPTION FEE. CLASS A SHARES OF HIGHMARK COGNITIVE VALUE FUND AND HIGHMARK ENHANCED GROWTH FUND THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND EXCHANGED 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% EXCHANGE FEE. THE REDEMPTION AND EXCHANGE FEE APPLICABLE TO CLASS A SHARES OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WILL REMAIN THE SAME. IN CONNECTION WITH THE AFOREMENTIONED CHANGES, EFFECTIVE AS OF OCTOBER 16, 2006, THE PROSPECTUS IS MODIFIED AS
FOLLOWS:

(1) With respect to HighMark Cognitive Value Fund, the sentence "Applicable to Class A Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses table on page 4 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class A Shares purchased prior to October 16, 2006 and held 5 days or less or purchased on or after October 16, 2006 and held 30 days or less."

(2) With respect to HighMark Enhanced Growth Fund, the sentence "Applicable to Class A Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses table on page 7 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class A Shares purchased prior to October 16, 2006 and held 5 days or less."

(3) The sub-section entitled "Redemption Fees and Exchange Fees" on pages 18-19 under the section entitled "Frequent Purchases and Redemptions of Fund Shares" is deleted in its entirety and replaced with the following:

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund, each of the Funds impose a 2% redemption fee on the proceeds of Class A Shares that are purchased prior to

October 16, 2006 and redeemed within 5 days of purchase. HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund also impose an exchange fee on Class A Shares purchased prior to October 16, 2006 and exchanged 5 days or less after their purchase. Effective as of October 16, 2006, as noted in the "Shareholder Fees" tables for HighMark Cognitive Value Fund, such Fund imposes a 2% redemption fee on the proceeds of Class A Shares purchased on or after October 16, 2006 and redeemed 30 days or less after their purchase. HighMark Cognitive Value Fund also imposes an exchange fee on Class A Shares purchased on or after October 16, 2006 and exchanged 30 days or less after their purchase. As noted in the "Shareholder Fees" tables for HighMark International Opportunities Fund, such Fund imposes a 2% redemption fee on the proceeds of Class A Shares redeemed 30 days or less after their purchase. HighMark International Opportunities Fund also imposes an exchange fee on Class A Shares exchanged 30 days or less after their purchase. Class A Shares of HighMark Enhanced Growth Fund purchased on or after October 16, 2006 will not be subject to a redemption or an exchange fee. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 5 days or 30 days, as applicable. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund or HighMark Capital Growth Allocation Fund. The redemption or exchange fee is also not imposed on Shares of a Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o Shares redeemed due to death, disability or a qualified domestic relations order;

o Shares redeemed pursuant to systematic withdrawal programs;

o Shares purchased through reinvested distributions;

o Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o Shares redeemed or exchanged pursuant to an automatic, nondiscretionary rebalancing program; and

o Shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o Shares redeemed in payment of plan/account fees;

o Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o Shares redeemed for loans and hardship withdrawals;

o Shares redeemed due to forfeiture of assets; and

o Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

THE PROSPECTUS IS FURTHER MODIFIED AS FOLLOWS:

(1) The bar chart for HighMark Cognitive Value Fund on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -16.45%
2003      39.13%
2004      16.14%
2005       5.22%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 3 of the Prospectus is deleted in its entirety and replaced with the following:
                 Best Quarter            Worst Quarter
                   21.07%                  (24.07)%
                 (6/30/03)                (9/30/02)

     The table showing average annual total returns for HighMark Cognitive Value Fund on page 3 of the Prospectus, including the paragraph immediately above the table and the footnotes, is deleted in its entirety and replaced with the following:

This table compares the Fund's average annual total returns for periods ending 12/31/05 to those of the S&P SmallCap 600/Citigroup Value Index.

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
COGNITIVE VALUE FUND1
    Class A Shares (with 5.50% sales charge)2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                (0.59)%          7.54%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                (3.35)%          6.52%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             1.39%           6.29%
-------------------------------------------------- --------------- -------------
Class C Shares (with applicable Contingent
Deferred Sales Charge)                                  3.85%           8.33%
-------------------------------------------------- --------------- -------------
S&P SMALLCAP 600/CITIGROUP VALUE INDEX3
(reflects no deduction for fees,
expenses or taxes)                                      8.36%          11.89%+
-------------------------------------------------- --------------- -------------
1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

3The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $1 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P Small Cap 600/Citigroup Value Index) is used for performance comparison. The Predecessor Fund's benchmark was the S&P SmallCap 600/Barra Value Index, which, effective December 16, 2005, became the S&P Small Cap 600/Citigroup Value Index.

*Since 5/30/01.

+Since 5/31/01.

(2) The bar chart for HighMark Enhanced Growth Fund on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -35.87%
2003      45.63%
2004       8.73%
2005       0.33%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter            Worst Quarter
                   16.97%                  (26.59)%
                 (12/31/02)               (6/30/02)

     The table showing average annual total returns for HighMark Enhanced Growth Fund on page 6 of the Prospectus, including footnotes, is deleted in its entirety and replaced with the following:

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
ENHANCED GROWTH FUND1
    Class A Shares (with 5.50% sales charge)2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                (5.16)%         (3.79)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                (5.16)%         (3.85)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions and Sale
    of Fund Shares                                     (3.35)%         (3.22)%
-------------------------------------------------- --------------- -------------
Class C Shares (with applicable Contingent
Deferred Sales Charge)                                 (1.11)%         (3.08)%
-------------------------------------------------- --------------- -------------
NASDAQ 100 INDEX3 (reflects no deduction for
fees, expenses or taxes)                                1.90%          (1.72)%+
-------------------------------------------------- --------------- -------------
1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in the table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

3The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international nonfinancial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.

*Since 5/30/01.

+Since 5/31/01.

(3) The bar chart for HighMark International Opportunities Fund on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

1996       9.12%
1997       9.40%
1998      11.54%
1999      31.89%
2000     -19.55%
2001     -21.88%
2002     -13.14%
2003      43.31%
2004      19.35%
2005      20.11%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter            Worst Quarter
                   24.25%                  (18.64)%
                 (12/31/99)               (9/30/98)

     The table showing average annual total returns for HighMark International Opportunities Fund on page 9 of the Prospectus, including footnotes, is deleted in its entirety and replaced with the following:

                                                                                                          Since
                                                       1 Year         5 Years         10 Years         Inception*
-------------------------------------------------- --------------- -------------- ----------------- ------------------
INTERNATIONAL OPPORTUNITIES FUND1
    Class A Shares (with 5.50% sales charge)2
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return Before Taxes                                13.45%          5.67%           6.41%              7.82%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions                12.31%          5.29%           5.24%              5.43%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             9.27%          4.70%           4.99%              5.49%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
Class C Shares (with applicable Contingent
Deferred Sales Charge)                                 18.55%          6.32%           6.48%              7.51%
-------------------------------------------------- --------------- -------------- ----------------- ------------------




MSCI ALL COUNTRY WORLD EX-U.S. INDEX3
(reflects no deduction for fees, expenses
or taxes)                                              17.11%          6.66%           6.70%                --**
-------------------------------------------------- --------------- -------------- ----------------- ------------------

1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Class A Shares and Class C Shares shown in the bar chart and table has been adjusted for Rule 12b-1 fees, shareholder servicing fees and expenses applicable to the Fund and those classes of Shares. The performance of the Class A Shares and Class C Shares shown in the table has also been adjusted for the sales charge applicable to Class A Shares and the maximum contingent deferred sales charge applicable to Class C Shares, respectively.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

3The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

*Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**Index did not exist.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND

                        SUPPLEMENT DATED OCTOBER 13, 2006
               TO FIDUCIARY SHARES PROSPECTUS DATED APRIL 3, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF OCTOBER 16, 2006, FIDUCIARY SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND REDEEMED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% REDEMPTION FEE. IN ADDITION, FIDUCIARY SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND EXCHANGED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% EXCHANGE FEE. THE REDEMPTION AND EXCHANGE FEE APPLICABLE TO FIDUCIARY SHARES OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WILL REMAIN THE SAME. IN CONNECTION WITH THE AFOREMENTIONED CHANGES, EFFECTIVE AS OF OCTOBER 16, 2006, THE PROSPECTUS IS MODIFIED AS FOLLOWS:

(1) With respect to HighMark Cognitive Value Fund, the sentence "Does not include any wire transfer fees, if applicable" in the footnotes to the Annual Fund Operating Expenses table on page 4 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class A Shares purchased on or after October 16, 2006 and held 30 days or less. Does not include any wire transfer fees, if applicable."

(2) The sub-section entitled "Redemption Fees and Exchange Fees" on page 16 under the section entitled "Frequent Purchases and Redemptions of Fund Shares" is deleted in its entirety and replaced with the following:

REDEMPTION FEES AND EXCHANGE FEES. Effective as of October 16, 2006, as noted in the "Shareholder Fees" tables for HighMark Cognitive Value Fund, such Fund imposes a 2% redemption fee on the proceeds of Fiduciary Shares purchased on or after October 16, 2006 and redeemed 30 days or less after their purchase. HighMark Cognitive Value Fund also imposes an exchange fee on Fiduciary Shares purchased on or after October 16, 2006 and exchanged 30 days or less after their purchase. As noted in the "Shareholder Fees" tables for HighMark International Opportunities Fund, such Fund imposes a 2% redemption fee on the proceeds of Fiduciary Shares redeemed 30 days or less after their purchase. HighMark International Opportunities Fund also imposes an exchange fee on Fiduciary Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund or HighMark Capital Growth Allocation Fund. The redemption or exchange fee is also not imposed on Shares of a Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o Shares redeemed due to death, disability or a qualified domestic relations order;

o Shares redeemed pursuant to systematic withdrawal programs;

o Shares purchased through reinvested distributions;

o Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o Shares redeemed or exchanged pursuant to an automatic, nondiscretionary rebalancing program; and

o Shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o Shares redeemed in payment of plan/account fees;

o Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o Shares redeemed for loans and hardship withdrawals;

o Shares redeemed due to forfeiture of assets; and

o Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although HighMark Cognitive Value Fund and HighMark International Opportunities Fund do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

THE PROSPECTUS IS FURTHER MODIFIED AS FOLLOWS:

(1) The bar chart for HighMark Cognitive Value Fund on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -16.17%
2003      39.56%
2004      16.35%
2005       5.54%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter            Worst Quarter
                    21.10%                 (24.11)%
                  (6/30/03)               (9/30/02)

     The table showing average annual total returns for HighMark Cognitive Value Fund on page 3 of the Prospectus, including the paragraph immediately above the table and the footnotes, is deleted in its entirety and replaced with the following:

This table compares the Fund's average annual total returns for periods ending 12/31/05 to those of the S&P SmallCap 600/Citigroup Value Index.

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
COGNITIVE VALUE FUND1
    Fiduciary Shares2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                 5.54%           9.16%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                 2.62%           8.13%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             5.49%           7.71%
-------------------------------------------------- --------------- -------------
S&P SMALLCAP 600/CITIGROUP VALUE INDEX3
(reflects no deduction for fees, expenses
or taxes)                                               8.36%          11.89%+
-------------------------------------------------- --------------- -------------

1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares shown in the bar chart and table has been adjusted for shareholder servicing fees and expenses applicable to the Fund and Fiduciary Shares.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $1 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P Small Cap 600/Citigroup Value Index) is used for performance comparison. The Predecessor Fund's benchmark was the S&P SmallCap 600/Barra Value Index, which, effective December 16, 2005, became the S&P Small Cap 600/Citigroup Value Index.

*Since 5/30/01.

+Since 5/31/01.

(2) The bar chart for HighMark Enhanced Growth Fund on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -35.60%
2003      45.95%
2004       8.89%
2005       0.67%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter             Worst Quarter
                    17.36%                  (26.40)%
                 (12/31/02)                (6/30/02)

     The table showing average annual total returns for HighMark Enhanced Growth Fund on page 6 of the Prospectus, including footnotes, is deleted in its entirety and replaced with the following:

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
ENHANCED GROWTH FUND1
    Fiduciary Shares2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                 0.67%          (2.32)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                 0.67%          (2.38)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             0.44%          (1.99)%
-------------------------------------------------- --------------- -------------
NASDAQ 100 INDEX3 (reflects no deduction for
fees, expenses or taxes)                                1.90%          (1.72)%+
-------------------------------------------------- --------------- -------------
1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares shown in the bar chart and table has been adjusted for shareholder servicing fees and expenses applicable to the Fund and Fiduciary Shares.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international nonfinancial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.

*Since 5/30/01.

+Since 5/31/01.

(3) The bar chart for HighMark International Opportunities Fund on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

1996       9.36%
1997       9.69%
1998      11.79%
1999      32.30%
2000     -19.45%
2001     -21.66%
2002     -12.85%
2003      43.64%
2004      19.64%
2005      20.32%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter             Worst Quarter
                   24.33%                   -18.59%
                 (12/31/99)                (9/30/98)

     The table showing average annual total returns for HighMark International Opportunities Fund on page 9 of the Prospectus, including footnotes, is deleted in its entirety and replaced with the following:

                                                                                                         Since
                                                       1 Year         5 Years         10 Years         Inception*
-------------------------------------------------- --------------- -------------- ----------------- ------------------
INTERNATIONAL OPPORTUNITIES FUND1
    Fiduciary Shares2
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return Before Taxes                                20.32%          7.14%           7.27%              8.32%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions                19.12%          6.75%           6.09%              5.91%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                            13.77%          5.98%           5.75%              5.94%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
MSCI ALL COUNTRY WORLD EX-U.S. INDEX3
(reflects no deduction for fees, expenses
or taxes)                                              17.11%          6.66%           6.70%                --**
-------------------------------------------------- --------------- -------------- ----------------- ------------------

1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006. The performance of the Fiduciary Shares has been adjusted to reflect shareholder servicing fees and expenses applicable to the Fund and Fiduciary Shares.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

*Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**Index did not exist.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND

                        SUPPLEMENT DATED OCTOBER 13, 2006
                TO CLASS M SHARES PROSPECTUS DATED APRIL 3, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

EFFECTIVE AS OF OCTOBER 16, 2006, CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND REDEEMED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% REDEMPTION FEE. CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND THAT ARE PURCHASED ON OR AFTER OCTOBER 16, 2006 AND EXCHANGED 30 DAYS OR LESS AFTER THEIR PURCHASE WILL BE SUBJECT TO A 2.0% EXCHANGE FEE. CLASS M SHARES OF HIGHMARK ENHANCED GROWTH FUND PURCHASED ON OR AFTER OCTOBER 16, 2006 WILL NOT BE SUBJECT TO A REDEMPTION OR AN EXCHANGE FEE. CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND AND HIGHMARK ENHANCED GROWTH FUND THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND REDEEMED WITHIN 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% REDEMPTION FEE. CLASS M SHARES OF HIGHMARK COGNITIVE VALUE FUND AND HIGHMARK ENHANCED GROWTH FUND THAT ARE PURCHASED PRIOR TO OCTOBER 16, 2006 AND EXCHANGED 5 DAYS OR LESS AFTER THEIR PURCHASE WILL REMAIN SUBJECT TO A 2.0% EXCHANGE FEE. THE REDEMPTION AND EXCHANGE FEE APPLICABLE TO CLASS M SHARES OF HIGHMARK INTERNATIONAL OPPORTUNITIES FUND WILL REMAIN THE SAME. IN CONNECTION WITH THE AFOREMENTIONED CHANGES, EFFECTIVE AS OF OCTOBER 16, 2006, THE PROSPECTUS IS MODIFIED AS
FOLLOWS:

(1) With respect to HighMark Cognitive Value Fund, the sentence "Applicable to Class M Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses table on page 4 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class M Shares purchased prior to October 16, 2006 and held 5 days or less or purchased on or after October 16, 2006 and held 30 days or less."

(2) With respect to HighMark Enhanced Growth Fund, the sentence "Applicable to Class M Shares held 5 days or less" in the footnotes to the Annual Fund Operating Expenses table on page 7 of the Prospectus is deleted in its entirety and replaced with "Applicable to Class M Shares purchased prior to October 16, 2006 and held 5 days or less."

(3) The sub-section entitled "Redemption Fees and Exchange Fees" on pages 15-16 under the section entitled "Frequent Purchases and Redemptions of Fund Shares" is deleted in its entirety and replaced with the following:

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund, each of the Funds impose a 2% redemption fee on the proceeds of Class M Shares that are purchased prior to

October 16, 2006 and redeemed within 5 days of purchase. HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund also impose an exchange fee on Class M Shares purchased prior to October 16, 2006 and exchanged 5 days or less after their purchase. Effective as of October 16, 2006, as noted in the "Shareholder Fees" tables for HighMark Cognitive Value Fund, such Fund imposes a 2% redemption fee on the proceeds of Class M Shares purchased on or after October 16, 2006 and redeemed 30 days or less after their purchase. HighMark Cognitive Value Fund also imposes an exchange fee on Class M Shares purchased on or after October 16, 2006 and exchanged 30 days or less after their purchase. As noted in the "Shareholder Fees" tables for HighMark International Opportunities Fund, such Fund imposes a 2% redemption fee on the proceeds of Class M Shares redeemed 30 days or less after their purchase. HighMark International Opportunities Fund also imposes an exchange fee on Class M Shares exchanged 30 days or less after their purchase. Class M Shares of HighMark Enhanced Growth Fund purchased on or after October 16, 2006 will not be subject to a redemption or an exchange fee. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 5 days or 30 days, as applicable. For Shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund or HighMark Capital Growth Allocation Fund. The redemption or exchange fee is also not imposed on Shares of a Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o Shares redeemed due to death, disability or a qualified domestic relations order;

o Shares redeemed pursuant to systematic withdrawal programs;

o Shares purchased through reinvested distributions;

o Shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o Shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o Shares redeemed or exchanged pursuant to an automatic, nondiscretionary rebalancing program; and

o Shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o Shares redeemed in payment of plan/account fees;

o Shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o Shares redeemed for loans and hardship withdrawals;

o Shares redeemed due to forfeiture of assets; and

o Shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. Each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

THE PROSPECTUS IS FURTHER MODIFIED AS FOLLOWS:

(1) The bar chart for HighMark Cognitive Value Fund on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -16.04%
2003      39.87%
2004      16.66%
2005       5.78%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter             Worst Quarter
                    21.25%                   (24.05)%
                  (6/30/03)                 (9/30/02)

     The table showing average annual total returns for HighMark Cognitive Value Fund on page 3 of the Prospectus, including the paragraph immediately above the table and the footnotes, is deleted in its entirety and replaced with the following:

This table compares the Fund's average annual total returns for periods ending 12/31/05 to those of the S&P SmallCap 600/Citigroup Value Index.

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
COGNITIVE VALUE FUND1
    Class M Shares2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                 5.78%           9.43%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                 2.85%           8.39%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             5.65%           7.94%
-------------------------------------------------- --------------- -------------
S&P SMALLCAP 600/CITIGROUP VALUE INDEX3
(reflects no deduction for fees, expenses
or taxes)                                               8.36%          11.89%+
-------------------------------------------------- --------------- -------------
1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $300 million to $1 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of small cap stock mutual funds (as well as the S&P Small Cap 600/Citigroup Value Index) is used for performance comparison. The Predecessor Fund's benchmark was the S&P SmallCap 600/Barra Value Index, which, effective December 16, 2005, became the S&P Small Cap 600/Citigroup Value Index.

*Since 5/30/01.

+Since 5/31/01.

(2) The bar chart for HighMark Enhanced Growth Fund on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

[Bar Chart Omitted]
Plot points are as follows:

2002     -35.51%
2003      46.36%
2004       9.19%
2005       0.90%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter             Worst Quarter
                    17.29%                  (26.41)%
                  (12/31/02)               (6/30/02)

     The table showing average annual total returns of HighMark Enhanced Growth Fund on page 6 of the Prospectus, including footnotes, is deleted in its entirety and replaced with the following:

                                                                       Since
                                                       1 Year        Inception*
-------------------------------------------------- --------------- -------------
ENHANCED GROWTH FUND1
    Class M Shares2
-------------------------------------------------- --------------- -------------
    Return Before Taxes                                 0.90%          (2.09)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions                 0.90%          (2.15)%
-------------------------------------------------- --------------- -------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                             0.58%          (1.80)%
-------------------------------------------------- --------------- -------------
NASDAQ 100 INDEX3 (reflects no deduction for
fees, expenses or taxes)                                1.90%          (1.72)%+
-------------------------------------------------- --------------- -------------
1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest domestic and international nonfinancial stocks listed on the NASDAQ Stock Market. The Fund's sub-adviser does not currently use a single index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of specialty technology mutual funds (as well as the NASDAQ 100 Index) is used for performance comparison purposes.

*Since 5/30/01.

+Since 5/31/01.

(3) The bar chart for HighMark International Opportunities Fund on page 9 of the Prospectus is deleted in its entirety and replaced with the following:



[Bar Chart Omitted]
Plot points are as follows:

1996       9.59%
1997       9.96%
1998      12.01%
1999      32.41%
2000     -19.23%
2001     -21.50%
2002     -12.71%
2003      43.85%
2004      19.70%
2005      20.68%

     The Best Quarter and Worst Quarter information immediately below the bar chart on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

                 Best Quarter             Worst Quarter
                    24.34%                  -18.57%
                  (12/31/99)               (9/30/98)

     The table showing average annual total returns for HighMark International Opportunities Fund on page 9 of the Prospectus, including the footnotes, is deleted in its entirety and replaced with the following:

                                                                                                          Since
                                                       1 Year         5 Years         10 Years         Inception*
-------------------------------------------------- --------------- -------------- ----------------- ------------------
INTERNATIONAL OPPORTUNITIES FUND1
    Class M Shares2
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return Before Taxes                                20.68%          7.32%            7.47%              8.51%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions                19.48%          6.94%            6.29%              6.10%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
    Return After Taxes on Distributions
    and Sale of Fund Shares                            14.01%          6.15%            5.93%              6.11%
-------------------------------------------------- --------------- -------------- ----------------- ------------------
MSCI ALL COUNTRY WORLD EX-U.S. INDEX3
(reflects no deduction for fees, expenses
or taxes)                                              17.11%          6.66%            6.70%                --**
-------------------------------------------------- --------------- -------------- ----------------- ------------------

1The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on April 3, 2006.

2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

3The MSCI All Country World ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 47 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use an index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds (as well as the MSCI All Country World ex-U.S. Index) is used for performance comparison purposes.

*Since 9/04/79. The performance figures have been restated to reflect the deduction of an advisory fee at an assumed 1% annual rate from inception to 9/30/93.

**Index did not exist.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.